Cover	9 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	ELECTROVAYA INC.
Entity Central Index Key	0001844450
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity File Number	001-41726
Entity Address Address Line 1	6688 Kitimat Road
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	L5N 1P8